Principal Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Principal Accounting Policies [Line Items]
Inventories			¥ 886,895
Inventory write-down
Impairment loss			22,677,921	18,842,000
Deferred revenue	5,595,491		6,513,072
Recognized deferred revenue	6,513,072		9,699,915
Selling and marketing expenses	111,780	$ 15,314	18,300	61,645
Cash	¥ 4,921,106		13,846,622
Payment of dividend as reserve fund	10.00%	10.00%
Payment of dividend as development fund	25.00%	25.00%
Annual appropriations percentage	10.00%	10.00%
Development fund			408,841	54,144
Addition to development fund
Land use Rights [Member]
Principal Accounting Policies [Line Items]
Estimated useful lives	50 years				50 years
Qingtian International School [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received	¥ 3,406,245		7,226,647	7,390,146
Langfang school [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received			4,351,738	4,692,650
Lishui Xianke [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received			2,000	1,085
Lishui Mengxiang [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received			¥ 521	¥ 9,203
Hebei Chuangxiang [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received	1,483
Hainan Jiangcai [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received	1,739
Lishui International School [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received	¥ 190,700
China [Member]
Principal Accounting Policies [Line Items]
Payment of dividend as reserve fund	50.00%	50.00%
US [Member]
Principal Accounting Policies [Line Items]
Exchange rate translation	1		1		1
Convenience translation rate	1				1
RMB [Member]
Principal Accounting Policies [Line Items]
Exchange rate translation	7.1884		7.0827		7.1884
Convenience translation rate	7.2993				7.2993